Financial Instruments - Summary of Earnings Impact of (Gain) Loss from Risk Management Positions (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about financial instruments [line items]
(Gain) Loss on Risk Management	$ (20)	$ 72	$ 42	$ 89
Realized (Gain) Loss
Disclosure of detailed information about financial instruments [line items]
(Gain) Loss on Risk Management	(27)	0	11	1
Unrealized (Gain) Loss on Risk Management
Disclosure of detailed information about financial instruments [line items]
(Gain) Loss on Risk Management	$ 7	$ 72	$ 31	$ 88